Other (Charges) Gains, Net (Schedule of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	$ 30	$ 44
Total	30	44
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	42	53
Additions	8	21
Cash payments	(19)	(28)
Other changes	(3)	(3)
Exchange rate changes	1	(1)
Reserve as of the end of the period	29	42
Total	29	42
Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	2	4
Additions	0	0
Cash payments	0	(2)
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	1	2
Total	1	2
Advanced Engineered Materials [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	6
Total	6
Advanced Engineered Materials [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	8	3
Additions	0	8
Cash payments	(2)	(2)
Other changes	0	0
Exchange rate changes	0	(1)
Reserve as of the end of the period	6	8
Total	6	8
Advanced Engineered Materials [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Consumer Specialties [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	13
Total	13
Consumer Specialties [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	18	16
Additions	5	4
Cash payments	(11)	(2)
Other changes	0	0
Exchange rate changes	1	0
Reserve as of the end of the period	13	18
Total	13	18
Consumer Specialties [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Industrial Specialties [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	0
Total	0
Industrial Specialties [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Industrial Specialties [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Acetyl Intermediates [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	4
Total	4
Acetyl Intermediates [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	5	24
Additions	2	1
Cash payments	(3)	(20)
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	3	5
Total	3	5
Acetyl Intermediates [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	1	3
Additions	0	0
Cash payments	0	(2)
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	1	1
Total	1	1
Other [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	7
Total	7
Other [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	11	10
Additions	1	8
Cash payments	(3)	(4)
Other changes	(2)	(3)
Exchange rate changes	0	0
Reserve as of the end of the period	7	11
Total	7	11
Other [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	1	1
Additions	0	0
Cash payments	0	0
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	1
Total	$ 0	$ 1